Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Total revenue	63,751,093	74,525,434	$ 46,200,949
Company received government subsidies	7,733	908,051	0
Foreign currency translation gain (loss) adjustment	$ (2,265,859)	3,261,889	(837,040)
Number of segments	3
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Sublease [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenue		$ 147,663	$ 214,319